Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Taxes

Income (loss) before income taxes consists of:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cayman Islands	(667)	(2,842)	(32,227)	(5,323)
British Virgin Islands	(3)	(22)	(12)	(2)
Hong Kong	—	(159)	(297)	(49)
PRC	42,724	25,267	62,296	10,290

	42,054	22,244	29,760	4,916

Schedule of Current and Deferred Components

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Current tax expense	(7,933)	(10,856)	(20,839)	(3,442)
Deferred tax benefit (expense)	(20,564)	(7,145)	97,133	16,045

Income tax benefit (expense)	(28,497)	(18,001)	76,294	12,603

Reconciliation of Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax expense is as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Income before income taxes	42,054	22,244	29,760	4,916
Income tax computed at applicable tax rates (25%)	10,513	5,561	7,440	1,229
Effect of different tax rates in different jurisdictions	168	755	8,134	1,344
Non-deductible expenses	15,164	8,603	15,810	2,612
Additional taxable expenses	(1,935)	—	—	—
Effect of tax holiday	(11,783)	(8,449)	(942)	(155)
Effect of tax rate changes	(4,110)	(3,076)	(15,581)	(2,574)
Change in valuation allowance	(79)	1,621	(1,900)	(314)
Changes in interest and penalties on unrecognized tax benefits	305	544	2,222	367
Effect of EIT reversal for previous years	(1,253)	—	(2,741)	(453)
Outside basis differences	21,482	11,919	(88,796)	(14,668)
Others	25	523	60	9

	28,497	18,001	(76,294)	(12,603)

Schedule of Unrecognized Tax Benefits Reconciliation

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance at beginning of year	2,833	4,315	11,577	1,912
Increase relating to current year tax positions	2,738	7,464	18,843	3,113
Decrease relating to prior year tax positions	(1,253)	—	(2,955)	(489)
Decrease relating to expiration of applicable statute of limitations	(3)	(202)	(60)	(9)

Balance at end of year	4,315	11,577	27,405	4,527

Summary of Aggregate Amount and per Share Effect of Tax Holidays

The aggregate amount and per share effect of tax holidays are as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
The aggregate amount	11,783	8,449	942	155

The aggregate effect on basic and diluted earnings per share
Basic	0.05	0.04	—	—

Diluted	0.05	0.04	—	—

Components of Deferred Taxes

The components of deferred taxes are as follows:

	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued payroll and welfare payable	1,917	1,630	269
Advertising expenditure deductible in future years	3,539	11,675	1,929
Deferred government grants	2,109	2,813	465
Less: valuation allowance	(571)	(102)	(17)

Total deferred tax assets, current portion	6,994	16,016	2,646

Deferred tax assets, non-current portion
Net operating losses	3,349	1,234	204
Less: valuation allowance	(2,508)	(1,077)	(178)

Total deferred tax assets, non-current portion	841	157	26

Deferred tax liabilities, non-current portion
Outside basis differences	(88,796)	—	—

Total deferred tax liabilities, non-current portion	(88,796)	—	—